UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896


                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Target 2010 Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares              Value ($)
                                                                                   -------------------------------------


Common Stocks 24.3%
Consumer Discretionary 2.6%
Media 1.3%
Comcast Corp. "A"*                                                                          5,700               165,528
Interpublic Group of Companies, Inc.*                                                       9,500               116,470
Time Warner, Inc.*                                                                         17,700               294,528
Viacom, Inc. "B"                                                                            6,310               230,252
                                                                                                             ----------
                                                                                                                806,778

Multiline Retail 0.5%
Dollar General Corp.                                                                        5,000                96,250
Target Corp.                                                                                4,800               240,096
                                                                                                             ----------
                                                                                                                336,346

Specialty Retail 0.8%
Sherwin-Williams Co.                                                                        2,900               123,888
Staples, Inc.                                                                               7,700               228,998
The Gap, Inc.                                                                               7,400               147,852
                                                                                                             ----------
                                                                                                                500,738

Consumer Staples 1.9%
Beverages 0.6%
Anheuser-Busch Companies, Inc.                                                              1,800                89,910
PepsiCo, Inc.                                                                               4,000               198,320
The Coca-Cola Co.                                                                           2,600               105,716
                                                                                                             ----------
                                                                                                                393,946

Food & Drug Retailing 0.5%
Safeway, Inc.*                                                                              4,300                78,432
Wal-Mart Stores, Inc.                                                                       4,300               231,856
                                                                                                             ----------
                                                                                                                310,288

Food Products 0.4%
Dean Foods Co.*                                                                             1,800                53,730
General Mills, Inc.                                                                         1,700                75,225
Hershey Foods Corp.                                                                         2,400               121,656
                                                                                                             ----------
                                                                                                                250,611

Personal Products 0.2%
Avon Products, Inc.                                                                         3,900               154,245
                                                                                                             ----------
Tobacco 0.2%
Altria Group, Inc.                                                                          2,200               106,612
                                                                                                             ----------
Energy 1.9%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.                                                                          3,300               141,339
                                                                                                             ----------
Oil & Gas 1.7%
ChevronTexaco Corp.                                                                         4,000               212,240
Devon Energy Corp.                                                                          1,600               118,352
ExxonMobil Corp.                                                                           15,076               742,041
                                                                                                             ----------
                                                                                                              1,072,633

Financials 4.5%
Banks 1.2%
Bank of America Corp.                                                                       8,000               358,320
US Bancorp.                                                                                 4,300               123,023
Wachovia Corp.                                                                              5,500               270,655
                                                                                                             ----------
                                                                                                                751,998

Capital Markets 0.9%
Lehman Brothers Holdings, Inc.                                                              2,600               213,590
Morgan Stanley                                                                              6,600               337,194
                                                                                                             ----------
                                                                                                                550,784

Diversified Financial Services 1.3%
Citigroup, Inc.                                                                            11,466               508,746
Fannie Mae                                                                                  1,600               112,240
JPMorgan Chase & Co.                                                                        5,100               196,860
                                                                                                             ----------
                                                                                                                817,846

Insurance 1.1%
Ambac Financial Group, Inc.                                                                 1,900               148,314
American International Group, Inc.                                                          4,075               247,393
Hartford Financial Services Group, Inc.                                                     2,400               140,352
MetLife, Inc.                                                                               4,300               164,905
                                                                                                             ----------
                                                                                                                700,964

Health Care 3.0%
Biotechnology 0.4%
Amgen, Inc.*                                                                                4,300               244,240
                                                                                                             ----------
Health Care Equipment & Supplies 0.5%
Biomet, Inc.                                                                                4,300               200,724
Guidant Corp.                                                                               2,000               133,240
                                                                                                             ----------
                                                                                                                333,964

Health Care Providers & Services 0.3%
Anthem, Inc.*                                                                               1,000                80,400
Caremark Rx, Inc.*                                                                          4,000               119,880
                                                                                                             ----------
                                                                                                                200,280

Pharmaceuticals 1.8%
Allergan, Inc.                                                                              1,800               128,808
Eli Lilly & Co.                                                                             1,700                93,347
Johnson & Johnson                                                                           5,934               346,427
Pfizer, Inc.                                                                               15,375               445,106
Wyeth                                                                                       2,300                91,195
                                                                                                             ----------
                                                                                                              1,104,883

Industrials 3.3%
Aerospace & Defense 0.9%
Honeywell International, Inc.                                                               6,800               229,024
United Technologies Corp.                                                                   3,400               315,588
                                                                                                             ----------
                                                                                                                544,612

Industrial Conglomerates 1.7%
3M Co.                                                                                      2,400               186,168
General Electric Co.                                                                       18,550               632,926
Tyco International Ltd.                                                                     7,300               227,395
                                                                                                             ----------
                                                                                                              1,046,489

Machinery 0.7%
Deere & Co.                                                                                 2,900               173,362
Parker-Hannifin Corp.                                                                       4,300               303,709
                                                                                                             ----------
                                                                                                                477,071

Information Technology 4.5%
Communications Equipment 0.8%
Cisco Systems, Inc.*                                                                       18,100               347,701
Motorola, Inc.                                                                              8,500               146,710
                                                                                                             ----------
                                                                                                                494,411

Computers & Peripherals 1.0%
Dell, Inc.*                                                                                 5,400               189,324
EMC Corp.*                                                                                 16,400               211,068
International Business Machines Corp.                                                       2,800               251,300
                                                                                                             ----------
                                                                                                                651,692

Internet Software & Services 0.2%
Yahoo!, Inc.*                                                                               3,500               126,665
                                                                                                             ----------
IT Consulting & Services 0.2%
Accenture Ltd. "A"*                                                                         5,200               125,892
                                                                                                             ----------
Semiconductors & Semiconductor Equipment 0.6%
Altera Corp.*                                                                               4,700               106,831
Analog Devices, Inc.                                                                        2,500               100,650
Texas Instruments, Inc.                                                                     6,900               168,705
                                                                                                             ----------
                                                                                                                376,186

Software 1.7%
Microsoft Corp.                                                                            21,800               610,182
Oracle Corp.*                                                                              18,700               236,742
Symantec Corp.*                                                                             2,100               119,574
VERITAS Software Corp.*                                                                     3,700                80,956
                                                                                                             ----------
                                                                                                              1,047,454

Materials 0.9%
Chemicals 0.5%
E.I. du Pont de Nemours & Co.                                                               2,900               124,323
Monsanto Co.                                                                                3,900               166,725
                                                                                                             ----------
                                                                                                                291,048

Metals & Mining 0.2%
Alcoa, Inc.                                                                                 3,900               126,750
                                                                                                             ----------
Paper & Forest Products 0.2%
Georgia-Pacific Corp.                                                                       4,600               159,114
                                                                                                             ----------
Telecommunication Services 0.7%
Diversified Telecommunication Services
ALLTEL Corp.                                                                                2,300               126,339
Sprint Corp.                                                                                5,600               117,320
Verizon Communications, Inc.                                                                5,500               215,050
                                                                                                             ----------
                                                                                                                458,709

Utilities 1.0%
Electric Utilities
Entergy Corp.                                                                               2,200               143,792
Exelon Corp.                                                                                5,900               233,758
PG&E Corp.*                                                                                 4,400               140,976
TXU Corp.                                                                                   1,500                91,830
                                                                                                             ----------
                                                                                                                610,356


Total Common Stocks (Cost $13,152,558)                                                                       15,314,944
                                                                                                             ----------
                                                                                        Principal
                                                                                        Amount ($)            Value ($)
                                                                                        ----------            ---------

US Government Backed 75.8%

US Treasury STRIPs, Principal Only, 3.579%**, 11/15/2010 (c)
(Cost $40,742,214)                                                                     59,365,000            47,914,798

                                                                                           Shares              Value ($)
                                                                                           ------              ---------

Securities Lending Collateral 30.1%

Daily Assets Fund Institutional 1.80% (b)(d)
(Cost $19,041,176)                                                                     19,041,176            19,041,176

Cash Equivalents 0.4%

Scudder Cash Management QP Trust 1.80% (a)
(Cost $254,092)                                                                           254,092               254,092
                                                                                                             ----------

                                                                                           % of
                                                                                         Net Assets          Value ($)
                                                                                         ----------          ---------

Total Investment Portfolio  (Cost $73,190,040)                                              130.6            82,525,010
Other Assets and Liabilities, Net                                                           -30.6           -19,340,115
                                                                                                            -----------
Net Assets                                                                                  100.0            63,184,895
                                                                                                            ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2004 amounted to $18,670,837, which is 29.5% of total net assets.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2010 Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2010 Fund

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004